Land Use Rights (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Goodwill and Intangible Assets Disclosure [Abstract]
Cost	$ 24,868	¥ 172,658	¥ 66,878
Accumulated amortization	(722)	(5,012)	(2,196)
Land use rights, net	$ 24,146	¥ 167,646	¥ 64,682